Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Pension and other post-employment benefits

Additional notes to the Consolidated financial statements

37 Pension and other post-employment benefits

Most group companies sponsor defined contribution pension plans. The assets of all ING Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of remuneration. For the defined contribution scheme in the Netherlands, the premium paid is also dependant on the interest rate developments and the methodology of the Dutch Central Bank for determining the ultimate forward rate. These plans do not give rise to provisions in the statement of financial position, other than relating to short-term timing differences included in other assets/liabilities.

ING Group maintains defined benefit retirement plans in some countries. These plans provide benefits that are related to the remuneration and service of employees upon retirement. The benefits in some of these plans are subject to various forms of indexation. The indexation is, in some cases, at the discretion of management; in other cases it is dependent upon the sufficiency of plan assets.

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels.

ING Group provides other post-employment benefits to certain employees and former employees. These are primarily post-employment healthcare benefits and discounts on ING products provided to employees and former employees.

Statement of financial position - Net defined benefit asset/liability

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2018	2017	2018	2017	2018	2017
The Netherlands	394	408	540	568	–146	–160
United States	222	176	224	233	–3	–57
United Kingdom	1,703	1,864	1,179	1,326	524	538
Belgium	547	597	636	672	–88	–75
Other countries	154	161	334	341	–181	–180
Funded status (Net defined benefit asset/liability)	3,019	3,206	2,913	3,140	106	66

Presented as:
-Other assets					527	542
-Other liabilities					–421	–476
					106	66

The most recent (actuarial) valuations of the plan assets and the present value of the defined benefit obligation were carried out as at 31 December 2018. The present value of the defined benefit obligation, and the related current service cost and past service cost, were determined using the projected unit credit method.

Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
	2018	2017
Opening balance	3,206	3,337
Interest income	66	70
Remeasurements: Return on plan assets excluding amounts included in interest income	–143	52
Employer's contribution	66	24
Participants contributions	3	2
Benefits paid	–176	–186
Exchange rate differences	–3	–93
Closing balance	3,019	3,206

Actual return on the plan assets	–77	122

As at 31 December 2018 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2017: nil). During 2018 and 2017 there were no purchases or sales of assets between ING and the pension funds.

ING does not manage the pension funds and thus receives no compensation for fund management, however for some funds ING does provide administration services for which ING receives fees. The pension fund has not engaged ING in any swap or derivative transactions to manage the risk of the pension funds.

No plan assets are expected to be returned to ING Group during 2019.

Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2018	2017	2018	2017
Opening balance	3,140	3,249	87	87
Current service cost	39	34	–4	–3
Interest cost	61	66	2	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	2	–7		9
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	–153	71	–11
Participants’ contributions	3	2	1
Benefits paid	–179	–189	–1	–1
Effect of curtailment or settlement		–3
Exchange rate differences	2	–83	2	–8
Changes in the composition of the group and other changes	–1
Closing balance	2,913	3,140	76	87

Amounts recognised directly in Other comprehensive income (equity) were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2018	2017
Opening balance	–400	–371

Remeasurement of plan assets	–143	52
Actuarial gains and losses arising from changes in demographic assumptions	–2	7
Actuarial gains and losses arising from changes in financial assumptions	153	–71
Taxation	–3	–17
Total Other comprehensive income movement for the year	6	–29

Closing balance	–394	–400

In 2018, EUR -143 million Remeasurement of plan assets and EUR 153 million Actuarial gains and losses arising from changes in financial assumptions are mainly due to an increase in discount rates.

The accumulated amount of remeasurements recognised directly in Other comprehensive income (equity) is EUR -453 million (EUR -394 million after tax) as at 31 December 2018 (2017: EUR -476 million, EUR -400 million after tax).

Amounts recognised in the statement of profit or loss related to pension and other staff related benefits are as follows:

Pension and other staff-related benefit costs
	Net defined			Other
	benefit asset/liability			post-employment benefits			Other			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Current service cost	39	34	32	–4	–3	–25	22	–2	11	57	29	18
Past service cost			2									2
Net Interest cost	–4	–4	–8	2	3	3		1	2	–2		–3
Effect of curtailment orsettlement		–3	–2				–1			–1	–3	–2
Other
Defined benefit plans	35	27	24	–1	-	–22	21	–1	13	54	26	15

Defined contribution plans										331	355	329
										385	381	344

Determination of the net defined benefit asset/liability

The net defined benefit asset/liability is reviewed and adjusted annually. The assumptions used in the determination of the net defined benefit asset/liability and the Other post-employment benefits include discount rates, mortality rates, expected rates of salary increases (excluding promotion increases), and indexation. The rates used for salary developments, interest discount factors, and other adjustments reflect country-specific conditions.

The key assumption in the determination of the net defined benefit asset/liability is the discount rate. The discount rate is the weighted average of the discount rates that are applied in different regions where ING Group has defined benefit pension plans (weighted by the defined benefit obligation). The discount rate is based on a methodology that uses market yields on high quality corporate bonds of the specific regions with durations matching the pension liabilities as key input. Market yields of high quality corporate bonds reflect the yield on corporate bonds with an AA rating for durations where such yields are available. An extrapolation is applied in order to determine the yield to the longer durations for which no AA-rated corporate bonds are available. As a result of the limited availability of long-duration AA-rated corporate bonds, extrapolation is an important element of the determination of the discount rate. The weighted average discount rate applied for net defined benefit asset/liability for 2018 was 2.3% (2.0 % in 2017) based on the pension plan in the Netherlands, Germany, Belgium, The United States of America, and the United Kingdom. The average discount rate applied for Other post-employment benefits was 3.9% (3.2 % in 2017).

Sensitivity analysis of key assumptions

ING performs sensitivity analysis on the most significant assumptions: discount rates, mortality, expected rate of salary increase, and indexation. The sensitivity analysis has been carried out under the assumption that the changes occurred at the end of the reporting period.

The sensitivity analysis calculates the financial impact on the defined benefit obligation of an increase or decrease of the weighted averages of each significant actuarial assumption, all other assumptions held constant. In practice, this is unlikely to occur, and some changes of the assumptions may be correlated. Changes to mortality, expected rate of salary increase, and indexation would have no material impact on the defined benefit obligation. The most significant impact would be from a change in the discount rate. An increase or decrease in the discount rate of 1% creates a financial impact of EUR -415 million and EUR 534 million, respectively.

Expected cash flows

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels. ING Group’s subsidiaries should fund the cost of the entitlements expected to be earned on a yearly basis.

For 2019 the expected contributions to pension plans are EUR 36 million.

The benefit payments for defined benefit and other post-employment benefits expected to be made by the plan between 2019-2023 are estimated to be between EUR 94 million and EUR 125 million per annum. From 2024 to 2028 the total payments made by the plan are expected to be EUR 661 million.